Summary of Principal Accounting Policies - VIE Amounts and Balances (Details) - USD ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017		Dec. 31, 2016
Financial statement amounts and balances of the Group's VIEs
Cash and cash equivalents	$ 147,263,466	$ 150,967,996	[1]	$ 274,337,674
Restricted cash		336,690
Accounts receivable, net of allowance for doubtful accounts	102,697,121	79,195,932	[1]
Contract assets	2,137,107	1,410,198	[1]
Customer deposits	10,671,689	35,822,756	[1]
Amounts due from related parties	6,694,579	4,077,008	[1]
Other current assets	8,620,215	9,945,011	[1]
Total current assets	280,550,991	284,833,003	[1]
Accounts payable	803,275	2,949,725	[1]
Accrued payroll and welfare expenses	30,628,336	37,081,532	[1]
Income tax payable	58,029,858	63,380,153	[1]
Other tax payable	12,675,205	11,654,145	[1]
Amounts due to related parties	3,477,193	3,092,870	[1]
Advances from customers	26,872,685	10,564,818	[1]
Accrued marketing and advertising expenses	14,895,973	18,851,999	[1]
Other current liabilities	12,998,663	16,315,380	[1]
Total current liabilities	160,381,188	163,890,622	[1]
Deferred tax liabilities	14,779,770	18,016,186	[1]
Revenues	462,030,656	362,532,033		559,511,110
Cost of revenues	(72,909,834)	(74,054,524)		(57,491,395)
Net income (loss)	(12,851,383)	(162,043,234)		(11,601,068)
Net cash provided by/(used in) by operating activities	1,692,301	(124,168,081)		35,108,526
Net cash provided by/(used in) investing activities	806,164	(8,111,610)		(4,315,843)
Net cash used in financing activities		(1,862,593)		(4,604,993)
Consolidated VIEs without recourse
Financial statement amounts and balances of the Group's VIEs
Cash and cash equivalents	86,850,225	57,745,894
Restricted cash		336,690
Accounts receivable, net of allowance for doubtful accounts	101,824,418	67,434,568
Contract assets	2,137,107	1,410,198
Customer deposits	8,941,442	8,648,959
Amounts due from related parties	11,061,430	4,077,008
Other current assets	5,756,953	5,987,132
Total current assets	216,571,575	145,640,449
Total non-current assets	38,951,179	56,767,649
Total assets	255,522,754	202,408,098
Accounts payable	225,700	1,771,717
Accrued payroll and welfare expenses	23,622,869	28,021,779
Income tax payable	25,597,112	25,705,206
Other tax payable	11,730,876	11,166,308
Amounts due to related parties	3,862,779	1,245,000
Advances from customers	26,576,831	10,050,703
Accrued marketing and advertising expenses	9,439,740	14,117,697
Other current liabilities	10,338,171	15,606,182
Total current liabilities	111,394,078	107,684,592
Deferred tax liabilities	275,223	414,505
Total liabilities	111,669,301	108,099,097
Revenues	459,944,563	357,698,260		540,838,424
Cost of revenues	(64,237,782)	(64,947,541)		(45,641,656)
Net income (loss)	952,919	(4,453,820)		2,286,007
Net cash provided by/(used in) by operating activities	33,053,169	(33,297,103)		43,652,445
Net cash provided by/(used in) investing activities	31,110	$ (2,551,687)		(1,945,215)
Net cash used in financing activities				$ (6,782,336)
Assets of VIE's held as collateral or restricted to settle obligations	$ 0

[1]	Refer to Note 2 for details on the adoption of the new revenue recognition accounting standard and the impact on previously reported results.